Oct. 02, 2017

October 27, 2017

DBX ETF TRUST

Xtrackers Japan JPX-Nikkei 400 Equity ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus, each dated October 2, 2017, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust has approved a reduction in the Fund’s unitary management fee to 0.15% of the Fund’s average daily net assets. The reduction in the unitary management fee for the Fund is effective immediately.

Accordingly, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15
Other Expenses	None
Total Annual Fund Operating Expenses	0.15

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Japan JPX-Nikkei 400 Equity ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192